Segment Reporting (Long-Lived Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Long-lived assets	$ 6,986	$ 6,571	$ 7,007
European Union [Member]
Segment Reporting Information [Line Items]
Long-lived assets	3,066	2,938	3,226
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,215	1,094	1,158
Asia [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,831	1,687	1,765
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Long-lived assets	735	706	663
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Long-lived assets	6,847	6,425	6,812
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 139	$ 146	$ 195